Employee Benefit Plan, Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Employer Contribution, Vesting	Normal retirement age is the later of age 65 and the fifth anniversary of the date the participant began participation in the Plan. Participants vest in their DEC and RAA contributions as follows:

Vesting service	Vested percentage

Less than 2 years	0%
2 years	20%
3 years	40%
4 years	60%
5 years	100%